Matthews Emerging Markets Equity Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 98.1%
	Shares	Value
China/Hong Kong: 38.3%
Tencent Holdings, Ltd.	42,600	$2,438,360
Alibaba Group Holding, Ltd.	136,900	1,938,719
Meituan Class Ba,b,c	65,500	1,450,402
Trip.com Group, Ltd. ADR[b]	23,833	1,416,395
AIA Group, Ltd.	155,400	1,393,448
Ping An Insurance Group Co. of China, Ltd. H Shares	214,000	1,381,667
China Merchants Bank Co., Ltd. A Shares	238,900	1,283,823
KE Holdings, Inc. ADR	60,986	1,214,231
DiDi Global, Inc. ADR[b]	254,833	1,197,715
China International Capital Corp., Ltd. H Shares[a,c]	523,200	936,270
Yum China Holdings, Inc.	20,187	908,819
JD.com, Inc. Class A	40,900	879,870
JD.com, Inc. ADR	21,117	844,680
Innovent Biologics, Inc.[a,b,c]	132,000	800,412
Alibaba Group Holding, Ltd. ADR	6,705	711,535
China Life Insurance Co., Ltd. H Shares	318,000	639,480
China Resources Land, Ltd.	171,500	632,569
PDD Holdings, Inc. ADR[b]	4,512	608,263
Midea Group Co., Ltd.[b]	63,300	605,089
China Construction Bank Corp. H Shares	799,000	604,843
Contemporary Amperex Technology Co., Ltd. A Shares	10,800	388,705
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	8,800	368,414
ANTA Sports Products, Ltd.	25,600	311,287
Longfor Group Holdings, Ltd.[a,c]	142,500	275,919
Midea Group Co., Ltd. A Shares	2,600	28,256
Total China/Hong Kong		23,259,171

India: 18.6%
ICICI Bank, Ltd. ADR	70,389	2,101,112
HDFC Bank, Ltd. ADR	26,982	1,687,994
Reliance Industries, Ltd.	29,980	1,056,493
Mahindra & Mahindra, Ltd.	20,372	752,367
MakeMyTrip, Ltd.[b]	7,905	734,770
Bharti Airtel, Ltd.	33,864	690,827
Shriram Finance, Ltd.	13,952	595,523
Zomato, Ltd.[b]	181,700	592,576
Indian Hotels Co., Ltd.	71,352	582,983
Max Financial Services, Ltd.[b]	40,149	570,606
JSW Energy, Ltd.	51,895	453,951
Varun Beverages, Ltd.	62,408	451,520
Lupin, Ltd.	14,175	370,625
TVS Motor Co., Ltd.	10,260	347,690
Godrej Consumer Products, Ltd.	17,480	290,648
Total India		11,279,685

Taiwan: 10.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	163,000	4,929,171
Hon Hai Precision Industry Co., Ltd.	97,000	574,708
Delta Electronics, Inc.	23,000	276,539
Elite Material Co., Ltd.	19,000	268,371
Total Taiwan		6,048,789

South Korea: 8.4%
Samsung Electronics Co., Ltd.	36,653	1,723,759
SK Hynix, Inc.	7,010	935,953

	Shares	Value
BGF Retail Co., Ltd.	6,293	$551,967
Samsung SDI Co., Ltd.	1,528	442,263
Samsung Biologics Co., Ltd.[a,b,c]	569	425,107
KB Financial Group, Inc.	6,790	420,059
NAVER Corp.	2,318	300,275
SK Telecom Co., Ltd.	6,457	276,016
SHIFT UP Corp.[b]	461	19,918
Total South Korea		5,095,317

Brazil: 5.1%
Itau Unibanco Holding SA ADR	166,147	1,104,878
MercadoLibre, Inc.[b]	401	822,836
WEG SA	57,500	574,282
NU Holdings, Ltd. Class Ab	23,214	316,871
Banco BTG Pactual SA	46,100	281,638
Total Brazil		3,100,505

Indonesia: 2.8%
PT Bank Central Asia Tbk	834,000	568,761
PT Telekomunikasi Indonesia Persero Tbk	2,859,100	564,644
PT Bank Rakyat Indonesia Persero Tbk	1,673,300	547,083
Total Indonesia		1,680,488

Vietnam: 2.2%
FPT Corp.	104,995	574,876
Mobile World Investment Corp.	168,700	467,676
Military Commercial Joint Stock Bank	307,605	321,818
Total Vietnam		1,364,370

United Arab Emirates: 1.9%
Emaar Properties PJSC	258,791	614,391
Spinneys 1961 Holding PLC	1,316,591	569,937
Total United Arab Emirates		1,184,328

Singapore: 1.6%
Sea, Ltd. ADR[b]	10,246	965,993
Total Singapore		965,993

Chile: 1.5%
Antofagasta PLC	34,452	930,252
Total Chile		930,252

Philippines: 1.5%
Bank of the Philippine Islands	245,080	590,860
Universal Robina Corp.	158,090	292,553
Total Philippines		883,413

Peru: 1.4%
Credicorp, Ltd.	4,682	847,302
Total Peru		847,302

United States: 1.0%
Freeport-McMoRan, Inc.	12,819	639,924
Total United States		639,924

Matthews Emerging Markets Equity Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Thailand: 1.0%
CP ALL Public Co., Ltd.	288,100	$586,452
Total Thailand		586,452

South Africa: 0.8%
Naspers, Ltd. N Shares	2,077	505,603
Total South Africa		505,603

Saudi Arabia: 0.8%
Bupa Arabia for Cooperative Insurance Co.	9,049	499,801
Total Saudi Arabia		499,801

Mexico: 0.8%
Grupo Financiero Banorte SAB de CV Class O	46,100	328,076
Prologis Property Mexico SA de CV REIT	48,265	158,594
Total Mexico		486,670

Poland: 0.4%
Dino Polska SAa,b,c	2,694	246,275
Total Poland		246,275

TOTAL COMMON EQUITIES		59,604,338
(Cost $49,952,119)
SHORT-TERM INVESTMENTS: 0.6%
Money Market Funds: 0.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	364,543	364,543
(Cost $364,543)

Total Investments: 98.7%		59,968,881
(Cost $50,316,662)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		767,879
Net Assets: 100.0%		$60,736,760

a	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $4,134,385, which is 6.81% of net assets.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
REIT	Real Estate Investment Trust

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